Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 018
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of changes in net assets available for benefits for the year ended December 31, 2025, per the financial statements to the Form 5500 (in thousands):

	Amounts per Financial Statements	Difference	Amounts per Form 5500
Interest in net investment gains of master trust	$130,717	$609	$131,326
Interest income on notes receivable from participants	2,214	2,214	—
Administrative expense	1,726	(1,605)	121